FINANCIAL INSTRUMENTS - RISK MANAGEMENT - Interest rate risk (Details) - Interest Rate Risk - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Fixed-rate instruments
Debt composition
Current financial liabilities	$ 211,497,698	$ 142,986,250
Non-current financial liabilities	48,123,739	133,385,161
Variable-rate instruments
Debt composition
Current financial liabilities	$ 19,146,189	$ 1,501,007